Note 24 - Share-based Payments - Weighted Average Fair Value of the Options and Assumptions (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Fair value of options granted	[1]	R$ 6.51	R$ 6.21	R$ 7.84
Share price	[1]	19.80	17.18	18.41
Exercise price	[1]	R$ 19.80	R$ 17.18	R$ 18.41
Expected volatility	[1]	26.70%	27.00%	27.50%
Vesting year	[1]	5	5	5
Expected dividends	[1]	5.00%	5.00%	5.00%
Risk-free interest rate	[1],[2]	10.10%	12.40%	15.90%

[1]	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.
[2]	The percentages include the grants of stock options and ADR's during the period, in which the risk-free interest rate of ADR's are calculated in U.S. dollar.